Finance Costs - Summary of Finance Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance Costs [abstract]
Interest expenses for securities sold under agreements to repurchase	¥ 3,565	¥ 3,144	¥ 1,460
Interest expenses for interest-bearing loans and borrowings	551	424	181
Interest expenses for bonds payable		1,033	3,126
Total	¥ 4,116	¥ 4,601	¥ 4,767